Stock Based Compensation - Stock Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 701	$ 891
Unrecognized stock compensation expense related to options granted			$ 275
Weighted average cost recognition period			1 year 4 months 24 days
Additional options expected to vest			7,292
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 590	$ 108	$ 742